Performance Management - Allspring Taxable Fixed Income Funds - Classes A, C, R6, Administrator and Institutional - Core Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +6.69% Lowest Quarter: March 31, 2022 -6.18% Year-to-date total return as of June 30, 2026 is +0.53%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	10/31/2001	2.18%	-1.54%	1.30%
Class A (after taxes on distributions)	10/31/2001	0.51%	-2.73%	0.11%
Class A (after taxes on distributions and the sale of Fund Shares)	10/31/2001	1.27%	-1.66%	0.50%
Class C (before taxes)	10/31/2001	5.15%	-1.39%	1.16%
Class R6 (before taxes)	11/30/2012	7.39%	-0.26%	2.17%
Administrator Class (before taxes)	6/30/1997	7.14%	-0.57%	1.84%
Institutional Class (before taxes)	10/31/2001	7.33%	-0.31%	2.12%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +0.53%
Bar Chart, Year to Date Return	0.53%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	6.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	6.18%
Lowest Quarterly Return, Date	Mar. 31, 2022